Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,255,000
Previously Paid Amount	0.00
Total Fee Amount	1,416.22
Total Offset Amount	0.00
Net Fee	1,416.22
Narrative - Max Aggregate Offering Price	$ 10,255,000
Final Prospectus	true